Subsequent events (Details) - EUR (€) € / shares in Units, € in Millions		4 Months Ended	6 Months Ended
	Nov. 10, 2021	Mar. 08, 2022	Mar. 31, 2022	Sep. 30, 2021
Disclosure of non-adjusting events after reporting period [line items]
Purchase of treasury shares				€ 1,048
Vodacom | Transfer of Vodafone Egypt to Vodacom Group
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	60.50%
Vodacom | Transfer of Vodafone Egypt to Vodacom Group | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			65.10%
Vodacom | Vodafone Egypt | Transfer of Vodafone Egypt to Vodacom Group | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Transfer of ownership percentage			55.00%
Total consideration			€ 2,365
Portion of consideration consisting of shares in acquirer			€ 1,892
Ordinary shares issued			242,000,000
Issue price			€ 135.75
Cash consideration			€ 473
Maximum | Share buyback programme | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Repurchase of ordinary shares		433,662,325
Purchase of treasury shares		€ 540